Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 501,838	$ 497,044	$ 581,397
Issues of ordinary shares during the period
Ending balance	$ 480,355	$ 501,838	$ 497,044
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, (in shares) | shares	814,204,825	650,454,551	648,696,070
Beginning balance	$ 1,249,123	$ 1,165,309	$ 1,163,153
Issues of ordinary shares during the period
Exercise of share options	$ 7		$ 209
Transfer to employee share trust, (in shares) | shares	1,072,363
Share based compensation for services rendered, (in shares) | shares			1,758,481
Share based compensation for services rendered			$ 1,698
Transaction costs arising on share issue	$ (3,920)	$ (5,327)	$ 21
Fully-paid ordinary shares | shares	327,579,289	163,750,274	1,758,481
Total issues of ordinary values during the period	$ 60,486	$ 83,814	$ 1,928
Total unissues of ordinary shares during the period (in shares) | shares	0	0	0
Total unissues of ordinary shares during the period	$ 1,000	$ 0	$ 0
Total contributions of equity during the period, (in shares) | shares	327,579,289	163,750,274	1,758,481
Total contributions of equity during the period	$ 61,486	$ 83,814	$ 1,928
Share options reserve transferred to equity on exercise of options	$ 204		$ 228
Ending balance, (in shares) | shares	1,141,784,114	814,204,825	650,454,551
Ending balance	$ 1,310,813	$ 1,249,123	$ 1,165,309
Placement Agreement | Ordinary Shares
Issues of ordinary shares during the period
Placement of shares under a share placement agreement, (in shares) | shares	326,506,926	163,750,274
Placement of shares under a share placement agreement	$ 64,399	$ 89,141
Placement of shares under a share placement agreement (in shares) | shares	0
Placement of shares under a share placement agreement	$ 1,000